Fair Value Measurement - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement
Equity securities without readily determinable fair value	¥ 558,004	¥ 93,150
Equity securities without readily determinable fair value, impairment charges	7,200	0	¥ 0
Equity method investments, impairment loss	0	0	0
Impairment loss of property, plant and equipment	0	27,388	30,381
Inventory Write-down	¥ 592,545	¥ 0	¥ 0